Segment Information Segment Information, Other Segment Information Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Other Significant Reconciling Item [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 206.6		$ 189.5		$ 142.3
Depreciation and amortization	137.8		126.6		133.6
Research and development expenses	117.8		105.2		100.5
Segment liabilities included in total operating capital employed	902.8	[1]	760.3	[1]	667.3	[1]
Assets	4,373.9		3,743.5		3,319.9
Operating Segments [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Operating Capital Employed	3,036.6	[1]	2,452.6	[1]	2,096.7	[1]
Assets	3,939.4	[2]	3,212.9	[2]	2,764.0	[2]
FMC Agricultural Solutions [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment Reporting, Number Of Product Line Group	1
Operating Capital Employed	1,184.3	[1]	903.2	[1]	756.6	[1]
Payments to Acquire Property, Plant, and Equipment	18.4		17.4		12.9
Depreciation and amortization	34.0		23.1		21.7
Research and development expenses	95.4		84.3		80.9
Assets	1,793.7	[2]	1,382.8	[2]	1,090.9	[2]
FMC Health and Nutrition [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment Reporting, Number Of Product Line Group	1
Operating Capital Employed	874.2	[1]	696.1	[1]	637.2	[1]
Payments to Acquire Property, Plant, and Equipment	56.5		38.8		32.3
Depreciation and amortization	24.7		22.1		19.9
Research and development expenses	9.9		10.1		9.3
Assets	958.1	[2]	765.1	[2]	697.9	[2]
FMC Minerals [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Operating Capital Employed	702.1	[1]	610.2	[1]	539.5	[1]
Payments to Acquire Property, Plant, and Equipment	92.9		88.9		56.2
Depreciation and amortization	50.3		48.4		52.6
Research and development expenses	6.7		6.6		6.0
Assets	830.0	[2]	731.9	[2]	643.4	[2]
FMC Peroxygens [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Operating Capital Employed	276.0	[1]	243.3	[1]	163.6	[1]
Payments to Acquire Property, Plant, and Equipment	29.3		32.7		31.8
Depreciation and amortization	21.3		26.0		33.4
Research and development expenses	5.8		4.2		4.3
Assets	357.6	[2]	333.4	[2]	332.0	[2]
Eliminations [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Operating Capital Employed	0	[1]	(0.2)	[1]	(0.2)	[1]
Assets	0	[2]	(0.3)	[2]	(0.2)	[2]
Corporate [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Operating Capital Employed	434.5	[1]	530.6	[1]	555.9	[1]
Payments to Acquire Property, Plant, and Equipment	9.5		11.7		9.1
Depreciation and amortization	7.5		7.0		6.0
Research and development expenses	0		0		0
Assets	$ 434.5	[2]	$ 530.6	[2]	$ 555.9	[2]

[1]	iew operating capital employed, which consists of assets, net of liabilities, reported by our operations and excluding corporate items such as cash equivalents, debt, pension liabilities, income taxes and LIFO reserves, as our primary measure of segment capital.(2)
[2]	ent assets are assets recorded and reported by the segments and are equal to segment operating capital employed plus segment liabilities. See Note 1. Year Ended December 31,(in Millions)Capital Expenditures Depreciation andAmortization Research andDevelopment Expense2012 2011 2010 2012 2011 2010 2012 2011 2010FMC Agricultural Solutions$18.4 $17.4 $12.9 $34.0 $23.1 $21.7 $95.4 $84.3 $80.9FMC Health and Nutrition56.5 38.8 32.3 24.7 22.1 19.9 9.9 10.1 9.3FMC Minerals92.9 88.9 56.2 50.3 48.4 52.6 6.7 6.6 6.0FMC Peroxygens29.3 32.7 31.8 21.3 26.0 33.4 5.8 4.2 4.3Corporate9.5 11.7 9.1 7.5 7.0 6.0 — — —Total$206.6 $189.5 $142.3 $137.8 $126.6 $133.6 $117.8 $105.2 $100.5G